SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 4 - Subsequent Events

On October 4, 2013, 9,000,000 shares of our Class B common stock was converted into an aggregate of 9,000,000 shares of our Class A common stock pursuant to the terms of the Class B common stock as set forth in our Certificate of Incorporation.

Between October 8, 2013 and October 30, 2103 we sold an aggregate of 4,587,940 units of our securities to accredited investors in a private placement exempt from registration under the Securities Act, in reliance on exemptions provided by Section 4(a)(2) and Rule 506(b) of Regulation D. The units were sold at a purchase price of $0.50 per unit resulting in gross proceeds to us of $2,293,970. We also issued 212,206 units to our placement agent as payment of $106,030 of fees and expenses. Each unit consisted of one share of our Class A common stock and one three year Class A Common Stock Purchase Warrant to purchase 0.5 shares of our Class A common stock, resulting the issuance of 4,800,000 shares of our Class A common stock and Class A Common Stock Purchase Warrants to purchase an additional 2,400,000 shares of our Class A common stock. T.R. Winston & Company, LLC, a broker-dealer and member of FINRA, acted as placement agent for us in this offering. In addition to the 212,206 units referenced above, we paid the placement agent and a selling agent commissions and a non-accountable expense allowance totaling $181,976 and issued it three year warrants to purchase 480,000 of our Class A common stock at an exercise price of $1.00 per share. We used a portion of the net proceeds to satisfy our revolving note due TCA and to redeem the Facility Fee Shares and the Advisory Shares and we are using the balance of the net proceeds for general working capital.

If we fail to timely file the registration statement described below, if the registration statement is not declared effective by the SEC within 90 days of its filing date, or at any time thereafter during the exercise period of the warrants there is not an effective registration statement, then the warrants may also be exercised on a cashless basis. We also have the right to call the warrants under certain circumstances.

The purchase price of the units and the exercise price of the warrants are subject to a full ratchet anti-dilution adjustment in the event that we issue additional equity or equity-linked securities at a purchase price that is less than the applicable purchase price per unit or the exercise price of the warrant for a period of one year from the final closing of this offering, subject to certain exclusions. We agreed to file a registration statement with the SEC within 60 days from October 30, 2013 registering for resale all of the shares of our Class A common stock issuable upon the exercise of the warrants included in the units sold in this offering. We are subject to payment to the purchasers of the units registration rights penalties if we do not timely file this registration statement or if the registration statement is not declared effective by the SEC within 90 days of its filing date.

During October 2013 we paid all amounts due under the Amended Revolving Note, aggregating $550,000. On October 31, 2013 following the repayment of the Amended Revolving Note, in October 2013 we entered into a Termination Agreement with TCA whereby we terminated the Amended Credit Agreement and all of our obligations thereunder. As part of this Termination Agreement, we also redeemed the 174,010 shares issued to TCA as the Facility Fee Shares and the Advisory Shares, thereby terminating any obligations under the make whole provisions of the Termination Agreement. We paid TCA $175,000 to redeem the shares.

On October 28, 2013 we granted an aggregate of 107,000 Class A common stock options to employees. The options have an exercise price of $1.00 per share and will vest ratably over a period of three years commencing on the grant date and vesting on each one year anniversary.

On October 29, 2013 we entered into a consulting agreement with Siskey Capital, LLC pursuant to which we engaged the company to provide certain consulting services to us under the terms of an agreement expiring in July 2016. As compensation, we issued the consultant 150,000 shares of our Class A common stock and 35,000 shares of our Series 1 Preferred Stock.

In November 2013 we sold an additional 650,000 units of our securities to accredited investors in a private placement exempt from registration under the Securities Act which were identical to the units sold in the October 2013 offering. We received gross proceeds of $325,000. We did not pay any commissions or finder's fees in this offering. We are using the proceeds for general working capital.

Note 8 - Subsequent Events

Revolving Credit Facility

Effective February 22, 2013, the Company entered into a senior secured revolving credit facility agreement (the "Credit Agreement") with TCA Global Credit Master Fund, LP (the "Lender"). Pursuant to the Credit Agreement, Lender agreed to loan up to $5,000,000 for working capital purposes. A total of $300,000 was funded by Lender in connection with the closing. The amounts borrowed pursuant to the Credit Agreement are evidenced by a revolving promissory note ("Revolving Note"), the repayment of which is secured by a security agreement ("Security Agreement") executed by the Company. Pursuant to the Security Agreement, the repayment of the Revolving Note is secured by a security interest in substantially all of our assets in favor of Lender. The initial Revolving Note in the amount of $300,000 is due and payable along with interest thereon on August 22, 2013, unless extended an additional six months so long as no Event of Default has occurred, and bears interest at the rate of 18% per annum.

Additionally, upon the occurrence of an Event of Default, as defined in the Credit Agreement or the Revolving Note, Lender may convert all or any portion of the outstanding principal, accrued and unpaid interest, and any other sums due and payable under the Revolving Note into shares of our Class A common stock at a conversion price equal to 85% of the lowest daily volume weighted average price of our common stock during the five (5) trading days immediately prior to such applicable conversion date, in each case subject to Lender not being able to beneficially own more than 4.99% of our outstanding common stock upon any conversion.

We also agreed to pay Lender various fees during the term of the Credit Agreement, including a $1,500 asset monitoring fee (which increases as additional amounts are borrowed under the Credit Agreement) due each quarter that the Credit Agreement is outstanding, a commitment fee of 4% of the revolving loan commitment and 2% of any increase in the amount thereof, other associated fees as more fully disclosed in the Credit Agreement. We also paid Lender due diligence and document review fees of $22,500 in connection with the closing. In total, we paid $57,150 in fees, expenses and closing costs, and netted $242,850 in connection with the execution of the Credit Agreement.

We also agreed to pay Lender a fee of $100,000, payable in the form of 99,010 shares of Class A common stock (the "Facility Fee Shares"). In the event that Facility Fee Shares are sold for less than $100,000, we have to pay Lender the balance of $100,000 less the amount of proceeds from the sale, or alternatively issue additional shares in an amount as to reach the $100,000 aggregate.

The Credit Agreement imposes certain restrictions on Company, including on its ability to (i) incur any Funded Indebtedness (as defined in the Credit Agreement), (ii) incur liens, (iii) make investments, (iv) permit a Change in Control (as defined in the Credit Agreement) or dispose of all or substantially all of its assets, (v) make capital expenditures not in the ordinary course of its business, (vi) make distributions to its shareholders, (vii) engage in any line of business other than the business engaged in on the date of the Credit Agreement and businesses reasonably related thereto, and (viii) enter into transactions with any affiliates except in the ordinary course of business and upon fair and reasonable terms that are no less favorable to Company than it would obtain in an arm-length's basis with a non-affiliate. Each of these restrictions is subject to certain exceptions, as specified in the Credit Agreement.

Common stock transactions

During January 2013 we issued 5,000 shares of common stock as payment for legal services.

During February 2013 we issued 51,665 shares of common stock upon the vesting of common stock awards.

During February 2013 we issued 99,010 shares of common stock pursuant to the revolving credit facility agreement described above.

During January 2013 we granted an aggregate of 50,000 common stock awards to two employees. The shares will vest upon the one year anniversary of the grant date.

During January 2013 we granted and aggregate of 106,500 common stock options to three employees. The options will vest ratable over a period of three years commencing on the grant date and vesting on each one year anniversary. The options have an exercise price of $1.00 per share and a term of five years.

During February 2013 we granted 12,000 common stock options to a director. The options will vest quarterly over one year. The options have an exercise price of $1.00 per share and a term of five years.